Summary of interest rate risk profile of consolidated entity interest bearing financial instruments (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Financial Assets	$ 1,500,960	$ 1,210,381
Financial Liabilities	1,013,662	1,856,681
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets	29,942	69,942
Financial Liabilities	178,180
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Financial Liabilities
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Financial Liabilities
Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial Assets	594,671	$ 275,875
Weighted Average Interest Rate		1.13%
Cash and cash equivalent [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets		$ 40,000
Cash and cash equivalent [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Cash and cash equivalent [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets	876,347	904,564
Trade and other receivables [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other receivables [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other receivables [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 29,942	$ 29,942
Weighted Average Interest Rate	4.53%	4.33%
Term Deposits [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 29,942	$ 29,942
Term Deposits [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Term Deposits [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	382,472	1,252,503
Trade and other payables [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Trade and other payables [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Trade and other payables [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Lease liability [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	203,910	332,578
Lease liability [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Lease liability [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Lease liability [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Borrowing [member]
IfrsStatementLineItems [Line Items]
Weighted Average Interest Rate	3.11%
Financial Liabilities	$ 427,280	271,600
Borrowing [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	178,180
Borrowing [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Borrowing [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Financial Liabilities
Floating interest rate [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Floating interest rate [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets
Floating interest rate [member] | Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial Assets
Floating interest rate [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Floating interest rate [member] | Lease liability [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Floating interest rate [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities
Non interest bearing [member]
IfrsStatementLineItems [Line Items]
Financial Assets	1,471,018	1,140,439
Financial Liabilities	835,482	1,856,681
Non interest bearing [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial Assets	594,671	235,875
Non interest bearing [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets	876,347	904,564
Non interest bearing [member] | Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial Assets
Non interest bearing [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	382,472	1,252,503
Non interest bearing [member] | Lease liability [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	203,910	332,578
Non interest bearing [member] | Borrowing [member]
IfrsStatementLineItems [Line Items]
Financial Liabilities	$ 249,100	$ 271,600